Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of income (loss) before taxes are as follows (in thousands):

	Years Ended December 31,
	2023	2022	2021
Domestic	$(15,582)	$97,639	$151,987
Foreign	(52)	(1,213)	(370)
Income before income taxes	(15,634)	96,426	151,617

Schedule of Taxes on Income
The components of the provision for (benefit from) income taxes are as follows (in thousands):

	Years Ended December 31,
	2023	2022	2021
Current
Federal	$—	$—	$—
State	93	—	—
Foreign	—	(341)	241
	93	(341)	241
Deferred
Federal	—	131,766	(508)
State	—	47,652	(334)
Foreign	—	—	—
	—	179,418	(842)
Provision for (benefit from) income taxes	$93	$179,077	$(601)

Schedule of Reconciliation Between the U.S. Statutory Federal Income Tax Rate and the Company's Effective Income Tax Rate
The actual income tax expense differs from the expected amount computed by applying the federal statutory corporate tax rate of 21 percent as follows (in thousands):

	Years Ended December 31,
	2023	2022	2021
Federal statutory rate	$(3,283)	$20,249	$31,844
State blended statutory rate	(828)	5,168	8,497
Income taxed to owners of noncontrolling interests	1,558	(11,285)	(21,762)
Foreign tax impact	1	(80)	227
Change in fair value of warrant liability	(246)	(3,718)	(19,669)
Stock based compensation	2,154	2,868	—
Other permanent items	433	548	901
Research and development credits	(502)	(2,514)	(751)
Return to Provision	1,128	—	—
Acquisition Holdback Share Release	(605)	—	—
Change in valuation allowance	(413)	186,954	112
Tax receivable agreement revaluation	205	(20,462)	—
Change in State Tax Rate	491	1,349	—
Provision for (benefit from) income taxes	$93	$179,077	$(601)
Effective tax rate	(0.6)%	185.7%	(0.4)%

Schedule of Composition of Deferred Tax Balances
The significant components of the net deferred tax assets are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets
Investment in partnership	$129,297	$133,569
Tax receivable agreement	37,021	37,254
Net operating loss carryovers	15,689	12,453
Tax credit carryovers	4,140	3,679
Other	535	111
Total deferred tax asset	186,682	187,066
Less: valuation allowance	(186,682)	(187,066)
Net deferred tax asset	$—	$—

Schedule of Unrecognized Tax Benefits
The following table reflects changes in the unrecognized tax benefits (in thousands):

	December 31, 2023	December 31, 2022
Gross amount of unrecognized tax benefits as of the beginning of the period	$920	$188
Decreases related to prior year tax provisions	—	—
Increases related to current year tax provisions	104	732
Gross amount of unrecognized tax benefits as of the end of the period	$1,024	$920